Other Payables - Schedule of Other Payables (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Trade And Other Payables [Abstract]
Payables for cash-settled share-based payment transactions (Note 21)	$ 1,073,593	$ 755,787
Payables for salaries and bonuses	1,492,325	1,037,213
Interest payables	735,510	392,970
Payables for professional fees	837,803	923,726
Others	141,178	137,146
Other Payables	$ 4,280,409	$ 3,246,842